ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
ACCOUNTS RECEIVABLE [Text Block]
6.	ACCOUNTS RECEIVABLE

		December 31	December 31
	Note	2017	2016

Trade receivables (1)		$8,114	$6,703
IVA receivables (2)		19,989	14,556
Income taxes recoverable		5,549	4,197
Due from related parties	8	2	4
Other receivables		358	100
		$34,012	$25,560

(1)

The trade receivables consist of receivables from provisional silver and gold sales from the Bolañitos and El Cubo mines. The fair value of receivables arising from concentrate sales contracts that contain provisional pricing mechanisms is determined using the appropriate quoted closing price on the measurement date from the exchange that is the principal active market for the particular metal. As such, these receivables, which meet the definition of an embedded derivative, are classified within Level 2 of the fair value hierarchy (Note 20).

(2)

The Company’s Mexican subsidiaries pay value added tax, Impuesto al Valor Agregado (“IVA”), on the purchase and sale of goods and services. The net amount paid is recoverable but is subject to review and assessment by the tax authorities. The Company regularly files the required IVA returns and all supporting documentation with the tax authorities, however, the Company has been advised that certain IVA amounts receivable from the tax authorities are being withheld pending completion of the authorities’ audit of certain of the Company’s third-party suppliers. Under Mexican law the Company has legal rights to those IVA refunds and the results of the third party audits should have no impact on refunds. A smaller portion of IVA refund requests are from time to time improperly denied based on the alleged lack of compliance of certain formal requirements and information returns by the Company’s third-party suppliers. The Company takes necessary legal action on the delayed refunds as well as any improperly denied refunds.

These improper delays and denials have occurred within Compania Minera del Cubo (“El Cubo”) and Refinadora Plata Adelante S.A. de C.V. (“Guanaceví , ”). At December 31, 2017, El Cubo holds $10,392 and Guanaceví holds $8,812 in IVA receivables which the Company and its advisors deem to be recoverable from tax authorities (December 31, 2016 – $10,100 and $3,535 respectively). The Company is in regular contact with the tax authorities in respect of its IVA filings and believes the full amount of its IVA receivables will ultimately be received; however, the timing of recovery of these amounts and the nature and extent of any adjustments to the Company’s IVA receivables remains uncertain.